Cash And Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	€ 390,250	€ 340,294	€ 293,902	€ 157,277
ASM Pacific Technology Ltd. [Member]
Cash and cash equivalents	162,136
Japan [Member]
Cash and cash equivalents	€ 20,302